Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Line Items]
Prepaid expenses	$ 3,322	$ 2,292
Inventories	2,557	1,990
Others	107,720	2,968
Other current assets	146,465	71,997
Lease and operate agreement, pre-commissioning contractual cash flows	92,600
Other
Other Current Assets [Line Items]
Lease and operate agreement, pre-commissioning contractual cash flows	92,600
Commodity contract
Other Current Assets [Line Items]
Derivative asset	24,378	48,079
Receivable from TTF linked commodity swap derivatives	0	7,581
Money market
Other Current Assets [Line Items]
Interest Receivable	4,059	3,929
Interest rate swap
Other Current Assets [Line Items]
Derivative asset	2,089	2,697
Interest Receivable	$ 2,340	$ 2,461